Financial information (Tables)	6 Months Ended
Jun. 30, 2025
Financial information [Abstract]
Financial Assets Measured at Fair Value

	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2025
Financial assets measured at fair value
Forward foreign exchange contracts	1,506	—	—	1,506	—	1,506	—	1,506
Forward freight agreements	1,076	—	—	1,076	—	1,076	—	1,076
Interest rate swaps used for hedging	11,513	—	—	11,513	—	11,513	—	11,513
Other investments	—	—	23,069	23,069	—	—	23,069	23,069
	14,095	—	23,069	37,164

At 30 June 2025
Financial assets not measured at fair value
Loans receivable from joint ventures	—	62,490	—	62,490
Trade and other receivables, and prepayments[1]	—	447,115	—	447,115
Restricted cash	—	10,000	—	10,000
Cash at bank and on hand	—	194,022	—	194,022
Cash retained in the commercial pools	—	119,289	—	119,289
	—	832,916	—	832,916

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2025
Financial liabilities measured at fair value
Forward freight agreements	(177)	—	(177)	—	(177)	—	(177)
	(177)	—	(177)

At 30 June 2025
Financial liabilities not measured at fair value
Bank borrowings	—	(551,607)	(551,607)
Sale and leaseback liabilities (accounted for as financing transaction) and other lease liabilities	—	(475,080)	(475,080)
Trade and other payables	—	(338,054)	(338,054)
	—	(1,364,741)	(1,364,741)

[1] Excluding prepayments

Financial Liabilities Measured at Fair Value

	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2024
Financial assets measured at fair value
Forward freight agreements	1,690	—	—	1,690	—	1,690	—	1,690
Interest rate swaps used for hedging	22,935	—	—	22,935	—	22,935	—	22,935
Other investments	—	—	23,069	23,069	—	—	23,069	23,069
	24,625	—	23,069	47,694

At 31 December 2024
Financial assets not measured at fair value
Loans receivable from joint ventures	—	64,133	—	64,133
Trade and other receivables, and prepayments[1]	—	487,677	—	487,677
Restricted cash	—	13,542	—	13,542
Cash at bank and on hand	—	195,271	—	195,271
Cash retained in the commercial pools	—	88,297	—	88,297
	—	848,920	—	848,920

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2024
Financial liabilities measured at fair value
Forward foreign exchange contracts	(1,048)	—	(1,048)	—	(1,048)	—	(1,048)
Forward freight agreements	(891)	—	(891)	—	(891)	—	(891)
	(1,939)	—	(1,939)

At 31 December 2024
Financial liabilities not measured at fair value
Bank borrowings	—	(575,376)	(575,376)
Sale and leaseback liabilities (accounted for as financing transaction) and other lease liabilities	—	(546,873)	(546,873)
Trade and other payables	—	(312,839)	(312,839)
	—	(1,435,088)	(1,435,088)

Reconciliation from Investment in Unquoted Equity Instruments
The following table shows a reconciliation from the opening balances to the closing balances of the Group’s investment in unquoted equity instruments measured at FVOCI using Level 3 fair value measurements:

	30 June 2025 USD’000	31 December 2024 USD’000
Opening balance	23,069	23,953
Acquisition of equity investments at FVOCI	—	862
Equity investments at FVOCI – net change in fair value	—	1,186
Disposal of other investments	—	(2,932)
Closing balance	23,069	23,069